Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Data (Unaudited)
Schedule Of Quarterly Financial Information

	Three Months Ended
2023:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$8,208	$9,286	$9,651	$9,704
Total interest expense	1,785	2,941	3,085	3,203

Net interest income	6,423	6,345	6,566	6,501

Provision (Credit) for loan losses	—	(146)	(154)	(154)
Noninterest income	1,016	1,046	963	1,029
Noninterest expense	5,438	5,089	5,233	5,092

Income before income taxes	2,001	2,448	2,450	2,592
Federal income taxes	113	168	58	202

Net income	$1,888	$2,280	$2,392	$2,390

Earnings per share
Basic	$0.33	$0.40	$0.42	$0.42
Diluted	$0.33	$0.40	$0.42	$0.42

	Three Months Ended
2022:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$5,997	$6,445	$7,297	$7,922
Total interest expense	487	477	928	1,381

Net interest income	5,510	5,968	6,369	6,541

Provision for loan losses	(500)	(485)	15	15
Noninterest income	987	988	1,043	1,065
Noninterest expense	5,110	4,849	4,879	5,052

Income before income taxes	1,887	2,592	2,518	2,539
Federal income taxes	136	295	215	233

Net income	$1,751	$2,297	$2,303	$2,306

Earnings per share
Basic	$0.30	$0.40	$0.40	$0.40
Diluted	$0.30	$0.40	$0.40	$0.40